Events After The Reporting Period - Additional Information (Details) £ / shares in Units, £ in Millions	3 Months Ended
	Mar. 19, 2025 GBP (£) shares	Mar. 18, 2025 $ / shares shares	Dec. 31, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares	Dec. 31, 2022 £ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued			142,037,000	52,860,000	52,373,000
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued	394,303
Number of deferred shares issued subject to restriction		99
Number of shares issued deferred shares		15,040,465,803
Deferred per shares | $ / shares		$ 0.0004
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued			142,037,000	52,860,000	52,373,000
Par value per share | £ / shares			£ 0.04	£ 0.04	£ 0.04
Ordinary shares [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued	9,857,575	151,923,897
Proceeds from issuance of shares | £	£ 0.5
Par value per share | $ / shares		$ 0.04
Redesignated ordinary per share | $ / shares		$ 0.0004